1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)- annual (Annual Member)	12 Months Ended
Dec. 31, 2013
Annual Member
Net Loss Per Common Share
	Net Loss	Shares	Per-share
	(Numerator)	(Denominator)	Amount

Year ended December 31, 2013	$(2,008,101)	$194,843,005	$(0.01)

Year ended December 31, 2012	$(888,022)	$157,505,608	$(0.01)